As filed with the Securities and Exchange Commission on August 27, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05339)

Concorde Funds, Inc
(Exact name of registrant as specified in charter)

1000 Three Lincoln Centre
5430 LBJ Freeway LB3
Dallas, TX 75240-2650
(Address of principal executive offices) (Zip code)

Gary B. Wood
1000 Three Lincoln Centre, 5430 LBJ Freeway LB3, Dallas, TX 75240-2650
(Name and address of agent for service)

972-701-5400
Registrant's telephone number, including area code

Date of fiscal year end: 09/30/2014

Date of reporting period:  6/30/2014

Item 1. Schedule of Investments.

CONCORDE VALUE FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
June 30, 2014 (Unaudited)

		Fair	Percent of
	Shares	Value	Net Assets
COMMON STOCKS - 90.29%
AMUSEMENT & THEME PARKS
The Walt Disney Co.	4,000	$342,960	2.79%

AUTOMOBILE MANUFACTURING
Ford Motor Co.	15,000	258,600	2.10

BREWERIES
Anheuser Busch InBev NV - ADR (b)	2,700	310,338	2.51

CABLE & OTHER SUBSCRIPTION PROGRAMMING
DIRECTV (a)	5,200	442,052	3.59
Viacom, Inc.	4,400	381,612	3.09
		823,664	6.68
CLOTHING ACCESSORIES STORES
Hanesbrands, Inc.	4,000	393,760	3.20

COMPUTER SYSTEMS DESIGN SERVICES
International Business Machines Corp.	1,200	217,524	1.76

CRUDE PETROLEUM & NATURAL GAS EXTRACTION
Devon Energy Corp.	7,000	555,800	4.51
Occidental Petroleum Corp.	4,000	410,520	3.33
		966,320	7.84
DEEP SEA FREIGHT TRANSPORTATION
Knightsbridge Tankers Ltd. (c)	13,000	184,470	1.50

DIRECT PROPERTY & CASUALTY INSURANCE CARRIERS
American International Group, Inc.	10,000	545,800	4.43
Travelers Companies, Inc.	3,700	348,059	2.82
		893,859	7.25
DIRECT TITLE INSURANCE CARRIERS
First American Financial Corp.	15,000	416,850	3.38

COMPUTER TERMINAL AND OTHER COMPUTER PERIPHERAL EQUIPMENT MANUFACTURING
NCR Corp. (a)	7,300	256,157	2.08

FARM MACHINERY & EQUIPMENT MANUFACTURING
Deere & Co.	2,500	226,375	1.84

GENERAL MEDICAL & SURGICAL HOSPITALS
HCA Holdings, Inc. (a)	12,000	676,560	5.49

HOME CENTERS
Lowe's Companies, Inc.	6,200	297,538	2.41

HOUSEHOLD PRODUCTS MANUFACTURING
Unilever NV - ADR (b)	5,800	253,808	2.06

INSURANCE AGENCIES & BROKERAGES
Aon Corp. (c)	4,200	378,378	3.07

LINE-HAUL RAILROADS
Union Pacific Corp.	5,600	558,600	4.52

		Fair	Percent of
	Shares	Value	Net Assets
LOCAL MESSENGERS & LOCAL DELIVERY
United Parcel Service, Inc.	3,000	$307,980	2.50%

MOTION PICTURE & VIDEO PRODUCTION
Time Warner, Inc.	6,500	456,625	3.70

NATURAL GAS DISTRIBUTION
Kinder Morgan, Inc.	13,500	489,510	3.97

PERIODICAL PUBLISHERS
Time Inc. (a)	812	19,667	0.16

PETROLEUM REFINERIES
Exxon Mobil Corp.	1,600	161,088	1.31

PHARMACEUTICAL PREPARATION MANUFACTURING
Johnson & Johnson	3,800	397,556	3.21

POTASH, SODA, & BORATE MINERAL MINING
Potash Corp. Saskatchewan - ADR (b)	6,900	261,924	2.12

RACETRACKS
International Speedway Corp.	6,500	216,320	1.75

SOFTWARE PUBLISHERS
Microsoft Corp.	9,900	412,830	3.35
Oracle Corp.	10,600	429,618	3.48
		842,448	6.83
SOLID WASTE LANDFILL
Waste Management, Inc.	7,000	313,110	2.54

WOOD KITCHEN CABINET & COUNTERTOP MANUFACTURING
Fortune Brands Home & Security, Inc.	5,300	211,629	1.72
TOTAL COMMON STOCKS (Cost $6,579,701)		11,133,618	90.29

PREFERRED STOCKS - 2.38%
AIRCRAFT ENGINE & ENGINE PARTS MANUFACTURING
United Technologies Corp.	4,500	293,355	2.38
TOTAL PREFERRED STOCKS (Cost $266,972)		293,355	2.38

REITS - 1.88%
LESSORS OF NONRESIDENTIAL BUILDINGS
Medical Properties Trust, Inc.	17,500	231,700	1.88
TOTAL REITS (Cost $227,269)		231,700	1.88

ROYALTY TRUST - 2.47%
COMMERCIAL & INSTITUTIONAL BUILDING CONSTRUCTION
Texas Pacific Land Trust	1,900	304,209	2.47
TOTAL ROYALTY TRUST (Cost $249,077)		304,209	2.47

SHORT-TERM INVESTMENTS - 3.25%
Fidelity Institutional Money Market - Select Class, 0.01% (d)	401,334	401,334	3.25
TOTAL SHORT-TERM INVESTMENTS (Cost $401,334)		401,334	3.25

Total Investments (Cost $7,724,353) - 100.27%		12,364,216	100.27
Liabilities in Excess of Other Assets - (0.27)%		(32,860)	(0.27)
TOTAL NET ASSETS - 100.00%		$12,331,356	100.00%

ADR	American Depository Receipt
(a)	Presently non-income producing.
(b)	Foreign issued security listed directly on a U.S. securities exchange.
(c)	Foreign issued security traded over-the-counter in the U.S.
(d)	Rate shown is the 7-day yield as of June 30, 2014.

The cost basis of investments for federal income tax purposes at June 30, 2014 was as follows*:

Cost of investments	$7,724,353
Gross unrealized appreciation	4,660,546
Gross unrealized depreciation	(20,683)
Net unrealized appreciation	$4,639,863

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Fair Value Measurements as of June 30, 2014 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value.  The three levels of inputs are as follows:

Level 1 –	Quoted unadjusted prices in active markets for identical instruments to which the Fund has access at the date of measurement.

Level 2 –
Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 –
Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities (common and preferred stock) – Securities traded on a national securities exchange are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price, except for call options written for which the last quoted bid price is used.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Mutual Funds – Mutual funds are generally priced at the ending net asset value provided by the service agent of the Funds and will be classified as Level 1 securities.

Bonds & Notes - Bonds and notes are valued at the last quoted bid price obtained from independent pricing services.  Short-term demand notes and certificates of deposit are stated at amortized cost, which approximates fair value.  Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices.

Short-Term Debt Securities - Fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.  Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

All other assets of the Fund are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued at fair value as determined in good faith following procedures approved by the Board.  Factors used in determining fair value vary by investment type and may include: trading volume of security and markets, value of other like securities and news events with direct bearing to security or market.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks
Amusement & Theme Parks	$342,960	$-	$-	$342,960
Automobile Manufacturing	258,600	-	-	258,600
Breweries	310,338	-	-	310,338
Cable & Other Subscription Programming	823,664	-	-	823,664
Clothing Accessories Stores	393,760	-	-	393,760
Computer Systems Design Services	217,524	-	-	217,524
Crude Petroleum & Natural Gas Extraction	966,320	-	-	966,320
Deep Sea Freight Transportation	184,470	-	-	184,470
Direct Property & Casualty Insurance Carriers	893,859	-	-	893,859
Direct Title Insurance Carriers	416,850	-	-	416,850
Equiment Manufacturing	256,157	-	-	256,157
Farm Machinery & Equipment Manufacturing	226,375	-	-	226,375
General Medical and Surgical Hospitals	676,560	-	-	676,560
Home Centers	297,538	-	-	297,538
Household Products Manufacturing	253,808	-	-	253,808
Insurance Agencies & Brokerages	378,378	-	-	378,378
Line-Haul Railroads	558,600	-	-	558,600
Local Messengers & Local Delivery	307,980	-	-	307,980
Motion Picture & Video Production	456,625	-	-	456,625
Natural Gas Distribution	489,510	-	-	489,510
Periodical Publishers	19,667	-	-	19,667
Petroleum Refineries	161,088	-	-	161,088
Pharmaceutical Preparation Manufacturing	397,556	-	-	397,556
Potash, Soda, & Borate Mineral Mining	261,924	-	-	261,924
Racetracks	216,320	-	-	216,320
Software Publishers	842,448	-	-	842,448
Solid Waste Landfill	313,110	-	-	313,110
Wood Kitchen Cabinet & Countertop
Manufacturing	211,629	-	-	211,629
Total Common Stocks	11,133,618	-	-	11,133,618
Preferred Stocks
Aircraft Engine & Engine Parts Manufacturing	293,355	-	-	293,355
Total Preferred Stocks	293,355	-	-	293,355
REITs
Lessor of Nonresidentail Buildings	231,700	-	-	231,700
Total REITs	231,700	-	-	231,700
Royalty Trust
Commercial & Institutional Building
Construction	304,209	-	-	304,209
Total Royalty Trust	304,209	-	-	304,209
Short-Term Investments	401,334	-	-	401,334
Total Investments	$12,364,216	$-	$-	$12,364,216

Transfers between levels are recognized at the end of the reporting period.  There were no transfers between level 1 and level 2 during the period.  There were no level 3 securities held during the period ended June 30, 2014.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Concorde Funds, Inc.

By (Signature and Title)                      /s/ Gary B. Wood
Gary B. Wood, President

Date               8/26/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                      /s/ Gary B. Wood
Gary B. Wood,
President and Treasurer

Date               8/26/14